Summary of Significant Accounting Policies - Schedule of Valuation of the Public Rights (Details)	12 Months Ended
Nov. 04, 2024 $ / shares
Schedule of Valuation of the Public Rights [Abstract]
Underlying share price	$ 9.95
Pre-adjusted value per share right	$ 1
Market adjustment	3.00%	[1],[2]
Fair value per share right	$ 0.03

[1]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded rights prices to simulated model outputs.
[2]	Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded warrant prices to simulated model outputs.